21. EMPLOYEES BENEFITS PLANS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Number	Dec. 31, 2018 BRL (R$) Number
ProvisionForLaborMember
Expected contribution plans 2017 | R$	R$ 21,100	R$ 18,708
Number of participants under plan | Number	37,637	34,975
Percentage of F.G.T.S. penalty	40.00%